Summary of composition of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureTaxesLineItems [Line Items]
Nature		Others
Composition of deferred tax assets and liabilities	$ 635	$ 217
Total	$ (625)	6,256
Depreciation Amortization And Write Offs Of Assets [Member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - Exploration and decommissioning costs
Composition of deferred tax assets and liabilities	$ (1,362)	(3,205)
Amortization Impairment Reversals Write Offs Assets [Member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - Impairment
Composition of deferred tax assets and liabilities	$ 4,382	6,626
Depreciationamortization Writeoffs Assets [Member]
DisclosureTaxesLineItems [Line Items]
Nature	PP&E - Others
Composition of deferred tax assets and liabilities	$ (12,924)	(8,690)
Payments Receipts Considerations [Member]
DisclosureTaxesLineItems [Line Items]
Nature	Loans, trade and other receivables / payables and financing
Composition of deferred tax assets and liabilities	$ 3,490	3,913
Tax Depreciation [Member]
DisclosureTaxesLineItems [Line Items]
Nature	Finance leases
Composition of deferred tax assets and liabilities	$ 1,244	1,190
Payments And Use Of Provisions [Member]
DisclosureTaxesLineItems [Line Items]
Nature	Provision for legal proceedings
Composition of deferred tax assets and liabilities	$ 605	664
Taxable Income Compensation [Member]
DisclosureTaxesLineItems [Line Items]
Nature	Tax loss carryforwards
Composition of deferred tax assets and liabilities	$ 1,827	2,501
Sales Writedowns Llosses [Member]
DisclosureTaxesLineItems [Line Items]
Nature	nventories
Composition of deferred tax assets and liabilities	$ 228	158
Payments And Use Provisions [Member]
DisclosureTaxesLineItems [Line Items]
Nature	Employee Benefits
Composition of deferred tax assets and liabilities	$ 1,250	$ 2,882